Benefit Plans (Estimated Future Benefit Payments From Pension Plans) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
U.S. Plans - Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
2012	$ 17
2013	14
2014	44
2015	17
2016	17
2017 - 2021	98
Non-U.S. Plans - Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
2012	216
2013	217
2014	228
2015	241
2016	253
2017 - 2021	$ 1,486